Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Secured Portion of Debt
	December 31,
	2014	2015
Secured bank debt:
(a) ABN AMRO Bank N.V.	$73,050,000	$65,350,000
(b) Unicredit Bank AG	16,500,000	16,500,000
(c) Credit Suisse AG	31,650,000	31,650,000
(d) ABN AMRO Bank N.V.	13,750,000	9,750,000
Total	$134,950,000	$123,250,000

Current and Non-current portion of Debt
Presented as follows:
Current portion of long-term debt	$134,950,000	$123,250,000
Long-term debt	-	-
Total	$134,950,000	$123,250,000

Minimum annual principal payments
During the year ending December 31,:
2016	$13,740,000
2017	109,510,000
Total	$123,250,000